UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment  X;  Amendment Number:  1

This Amendment (Check only one.): is a restatement.   X  adds new holdings
                                                         entries.

Institutional Investment Manager Filing this Report:

Name:             JD Capital Management LLC
Address:          Two Greenwich Plaza
                  2nd Floor
                  Greenwich, CT 06830

13F File Number:  28-10408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Donald McCarthy
Title:            Chief Financial Officer
Phone:            203-485-8820

Signature, Place, and Date of Signing:


/s/ Donald McCarthy          Greenwich, CT              September 2, 2004
---------------------     -------------------          --------------------


Report Type (Check only one.):

X   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              5

Form 13F Information Table Value Total:              $25,051
                                                     (thousands)

List of Other Included Managers  NONE


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

                                               FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------
         COLUMN 1       COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                        TITLE OF              VALUE      SHRS OR   SH/  PUT/   INVESTMENT    OTHER
      NAME OF ISSUER     CLASS     CUSIP     (x$1000)    PRN AMT   PRN  CALL   DISCRETION   MANAGERS     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------


AMKOR TECHNOLOGY INC.    PUT       031652950   17,036    1,294,500  SHR  PUT     SOLE         0       1294500    0      0
------------------------------------------------------------------------------------------------------------------------------

BLOUNT INTL INC. NEW     COM       095180105      285       50,000  SHR          SOLE         0         50000    0      0
------------------------------------------------------------------------------------------------------------------------------

FAIRCHILD CORP           CL A      303698104      302       75,000  SHR          SOLE         0         75000    0      0
------------------------------------------------------------------------------------------------------------------------------
                         S&P
ISHARES TR             SMLCAP 600  464287804    6,469       59,000  SHR          SOLE         0         59000    0      0
------------------------------------------------------------------------------------------------------------------------------

PALM INC               COM NEW     696642206      959       59,700  SHR          SOLE         0         59700    0      0
------------------------------------------------------------------------------------------------------------------------------
